Performance Management	Aug. 31, 2025
U.S. Treasury Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Institutional and Select Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years.
Bar Chart [Heading]	Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/25 to 9/30/25 was 2.78%.
Year to Date Return, Label [Optional Text]	Fund’s total return
Bar Chart, Year to Date Return	2.78%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	1.19%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for Administrative, Institutional and Select Shares and predecessors. (Periods Ended 12/31/2024)
Performance Table Narrative

This table shows the Fund’s average annual total returns for periods ended December 31, 2024. The Select Shares commenced operations on December 26, 2017. The performance shown for periods prior to commencement of operations of the Select Shares is that of the Institutional Shares. The shares would have substantially similar performance because shares are invested in the same portfolio of securities. The performance shown is lower than actual returns would have been because the predecessor class had a higher expense ratio.

Performance [Table]
U.S. Treasury Fund	1 Year	5 Years	10 Years
Administrative Shares	4.61%	2.04%	1.31%
Institutional Shares	5.05%	2.29%	1.56%
Select Shares	5.14%	2.35%	1.56%

Performance Table Closing [Text Block]

Yield

The 7-day yield for the period ended 12/31/24 was 3.86% for Administrative Shares; 4.30% for Institutional Shares; and 4.38% for Select Shares.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield, Caption [Optional Text]	Yield
Money Market Seven Day Yield Phone	(800) 762-7085
Performance Availability Website Address [Text]	www.cavanalhillfunds.com
Performance Availability Phone [Text]	1-800-762-7085
Government Securities Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years.
Bar Chart [Heading]	Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/25 to 9/30/25 was 2.83%.
Year to Date Return, Label [Optional Text]	Fund’s total return
Bar Chart, Year to Date Return	2.83%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	1.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2020
Performance Table Heading	Average Annual Total Returns for Administrative, Institutional, Premier and Select Shares and predecessors. (Periods Ended 12/31/2024)
Performance Table Narrative

This table shows the Fund’s average annual total returns for periods ended December 31, 2024. The Select Shares commenced operations on September 15, 2016. The performance shown for periods prior to commencement of operations of the Select Shares is that of the Institutional Shares. The shares would have substantially similar performance because shares are invested in the same portfolio of securities. The performance shown is lower than actual returns would have been because the predecessor class had a higher expense ratio.

Performance [Table]
Government Securities Money Market Fund	1 Year	5 Years	10 Years
Administrative Shares	4.62%	2.09%	1.37%
Institutional Shares	5.06%	2.31%	1.57%
Premier Shares	4.61%	2.19%	1.52%
Select Shares	5.14%	2.36%	1.62%

Performance Table Closing [Text Block]

Yield

The 7-day yield for the period ended 12/31/24 was 3.97% for Administrative Shares; 4.41% for Institutional Shares; 3.97% for Premier Shares; and 4.49% for Select Shares.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield, Caption [Optional Text]	Yield
Money Market Seven Day Yield Phone	(800) 762-7085
Performance Availability Website Address [Text]	www.cavanalhillfunds.com
Performance Availability Phone [Text]	1-800-762-7085
Limited Duration Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/25 to 9/30/25 was 4.03%.
Year to Date Return, Label [Optional Text]	Fund’s total return
Bar Chart, Year to Date Return	4.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	3.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(2.79%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (Periods Ended 12/31/24)
Performance Table Narrative

This table compares the Fund’s average annual total returns for periods ended December 31, 2024, to those of the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index and the Bloomberg U.S. Aggregate Bond Index. The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Bond Index demonstrates how the Fund’s performance compares with the returns of indices with similar investment objectives, whereas the Bloomberg U.S. Aggregate Bond Index is a broad-based index, which provides a benchmark reflecting the overall U.S. fixed income market. The A Shares commenced operations on May 1, 2011 with a sales charge of 2.50% which was reduced to 2.00% on December 31, 2014. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Shares and after-tax returns for other shares will vary.

Performance Table Uses Highest Federal Rate	The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Shares and after-tax returns for other shares will vary.
Performance [Table]
Average Annual Total Returns (Periods Ended 12/31/24)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	4.95%	1.44%	1.51%
Return After Taxes on Distributions	3.73%	0.55%	0.71%
Return After Taxes on Distributions and Sale of Fund Shares	2.91%	0.72%	0.80%
Institutional Shares
Return Before Taxes	5.32%	1.68%	1.78%
A Shares
Return Before Taxes (With Load)	2.95%	0.98%	1.31%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)	3.93%	1.33%	1.70%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	1.25%	(0.33)%	1.35%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for expenses, fees or taxes
Performance Availability Website Address [Text]	www.cavanalhillfunds.com
Performance Availability Phone [Text]	1-800-762-7085
Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/25 to 9/30/25 was 5.38%.
Year to Date Return, Label [Optional Text]	Fund’s total return
Bar Chart, Year to Date Return	5.38%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	6.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(5.47%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (Periods Ended 12/31/24)
Performance Table Narrative

This table compares the Fund’s average annual total returns for periods ended December 31, 2024, to those of the Bloomberg U.S. Aggregate Bond Index. The A Shares commenced operations on May 1, 2011 with a sales charge of 3.75% which was reduced to 2.00% on December 31, 2014. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Performance Table Market Index Changed	This table compares the Fund’s average annual total returns for periods ended December 31, 2024, to those of the Bloomberg U.S. Aggregate Bond Index. The A Shares commenced operations on May 1, 2011 with a sales charge of 3.75% which was reduced to 2.00% on December 31, 2014.
Performance Table Uses Highest Federal Rate	The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.
Performance [Table]
Average Annual Total Returns (Periods Ended 12/31/24)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	1.90%	(0.42)%	0.86%
Return After Taxes on Distributions	0.49%	(1.42)%	(0.07)%
Return After Taxes on Distributions and Sale of Fund Shares	1.12%	(0.73)%	0.26%
Institutional Shares
Return Before Taxes	2.15%	(0.18)%	1.09%
A Shares
Return Before Taxes (With Load)	(0.10)%	(0.82)%	0.65%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	1.25%	(0.33)%	1.35%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for expenses, fees or taxes
Performance Availability Website Address [Text]	www.cavanalhillfunds.com
Performance Availability Phone [Text]	1-800-762-7085
Strategic Enhanced Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/25 to 9/30/25 was 6.62%.
Year to Date Return, Label [Optional Text]	Fund’s total return
Bar Chart, Year to Date Return	6.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	6.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(5.29%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (Periods Ended 12/31/24)
Performance Table Narrative

This table compares the Fund’s average annual total returns for periods ended December 31, 2024 to those of the Bloomberg U.S. Aggregate Bond Index. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Performance Table Uses Highest Federal Rate	The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.
Performance [Table]
Average Annual Total Returns (Periods Ended 12/31/24)	1 Year	5 Years	Since Inception (12/26/2017)
Investor Shares
Return Before Taxes	3.33%	0.07%	1.40%
Return After Taxes on Distributions	1.44%	(1.34)%	0.02%
Return After Taxes on Distributions and Sale of Fund Shares	1.96%	(0.53)%	0.50%
Institutional Shares
Return Before Taxes	3.58%	0.33%	1.59%
A Shares
Return Before Taxes (With Load)	1.22%	(0.33)%	1.06%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	1.25%	(0.33)%	1.35%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for expenses, fees or taxes
Performance Availability Website Address [Text]	www.cavanalhillfunds.com
Performance Availability Phone [Text]	1-800-762-7085
Ultra Short Tax-Free Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/25 to 9/30/25 was 2.19%.
Year to Date Return, Label [Optional Text]	Fund’s total return
Bar Chart, Year to Date Return	2.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	0.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(0.80%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (Periods Ended 12/31/24)
Performance Table Narrative

This table compares the Fund’s average annual total returns for periods ended December 31, 2024, to those of the Bloomberg 1-Year Municipal Bond Index and the Bloomberg Municipal Bond Index. The Bloomberg 1-Year Municipal Bond Index demonstrates how the Fund’s performance compares with the returns of indices with similar investment objectives, whereas the Bloomberg Municipal Bond Index is a broad-based index, which provides a benchmark reflecting the overall U.S. municipal bond market. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Performance Table Uses Highest Federal Rate	The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.
Performance [Table]
Average Annual Total Returns (Periods Ended 12/31/24)	1 Year	5 Years	Since Inception (12/26/2017)
Investor Shares
Return Before Taxes	3.12%	1.15%	1.07%
Return After Taxes on Distributions	3.12%	1.14%	1.06%
Return After Taxes on Distributions and Sale of Fund Shares	3.16%	1.15%	1.06%
Institutional Shares
Return Before Taxes	3.27%	1.37%	1.34%
A Shares
Return Before Taxes (With Load)	1.99%	0.94%	0.78%
Bloomberg 1-Year Municipal Bond Index (reflects no deduction for expenses, fees or taxes)	2.71%	1.39%	1.30%
Bloomberg Municipal Bond Index (reflects no deduction for expenses, fees or taxes)	1.05%	0.99%	2.25%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for expenses, fees or taxes
Performance Availability Website Address [Text]	www.cavanalhillfunds.com
Performance Availability Phone [Text]	1-800-762-7085
World Energy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares, C Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/25 to 9/30/25 was 22.92%.
Year to Date Return, Label [Optional Text]	Fund’s total return
Bar Chart, Year to Date Return	22.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	31.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(35.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (Periods Ended 12/31/24)
Performance Table Narrative

This table compares the Fund’s average annual total returns for periods ended December 31, 2024, to those of the MSCI World Energy Index and the S&P 500 Index. The MSCI World Energy Index demonstrates how the Fund’s performance compares with the returns of indices with similar investment objectives, whereas the S&P 500 Index is a broad-based index, which provides a benchmark reflecting the stock performance of the 500 largest companies listed on stock exchanges in the United States. The A Shares initially imposed a sales charge of 5.50% which was reduced to 3.50% on December 31, 2014 and then to 2.00% on December 26, 2017. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Performance Table Market Index Changed	This table compares the Fund’s average annual total returns for periods ended December 31, 2024, to those of the MSCI World Energy Index and the S&P 500 Index.
Performance Table Uses Highest Federal Rate	The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.
Performance [Table]
Average Annual Total Returns (Periods Ended 12/31/24)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	13.21%	16.46%	5.78%
Return After Taxes on Distributions	12.36%	15.89%	5.40%
Return After Taxes on Distributions and Sale of Fund Shares	7.80%	13.14%	4.50%
Institutional Shares
Return Before Taxes	13.40%	16.74%	6.07%
A Shares
Return Before Taxes (With Load)	10.87%	15.97%	5.59%
C Shares
Return Before Taxes	12.38%	15.59%	5.00%
MSCI World Energy Index (reflects no deduction for expenses, fees or taxes)	3.63%	9.30%	4.58%
S&P 500 Index (reflects no deduction for expenses, fees or taxes)	23.31%	12.73%	11.07%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for expenses, fees or taxes
Performance Availability Website Address [Text]	www.cavanalhillfunds.com
Performance Availability Phone [Text]	1-800-762-7085
Hedged Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/25 to 9/30/25 was 15.17%.
Year to Date Return, Label [Optional Text]	Fund’s total return
Bar Chart, Year to Date Return	15.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	9.50%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(5.32%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (Periods Ended 12/31/24)
Performance Table Narrative

This table compares the Fund’s average annual total returns for periods ended December 31, 2024, to those of the CBOE S&P 500 BuyWrite Monthly Index and the S&P 500 Index. The CBOE S&P 500 BuyWrite Monthly Index demonstrates how the Fund’s performance compares with the returns of indices with similar investment objectives, whereas the S&P 500 Index is a broad-based index, which provides a benchmark reflecting the stock performance of the 500 largest companies listed on stock exchanges in the United States. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Performance Table Uses Highest Federal Rate	The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.
Performance [Table]
Average Annual Total Returns (Periods Ended 12/31/24)	1 Year	Since Inception (12/28/20)
Investor Shares
Return Before Taxes	10.44%	5.13%
Return After Taxes on Distributions	10.04%	4.49%
Return After Taxes on Distributions and Sale of Fund Shares	6.17%	3.71%
Institutional Shares
Return Before Taxes	10.61%	5.38%
A Shares
Return Before Taxes (With Load)	8.27%	4.60%
CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for expenses, fees or taxes)	20.12%	9.50%
S&P 500 Index	23.31%	11.99%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for expenses, fees or taxes
Performance Availability Website Address [Text]	www.cavanalhillfunds.com
Performance Availability Phone [Text]	1-800-762-7085